Note 7 - Fair Value Measurements - Schedule of Fair Value Measurements 2 (Details) - EBP 41-0268370 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments	$ 552,167,409	$ 522,059,120
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	552,167,409	522,059,120
Investment, Identifier [Axis]: BostonTrustWaldenSmidCapCITMember
Investments	16,849,800
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	16,849,800
Investment, Identifier [Axis]: GQCPartnersInternationalEquityCITDMember
Investments	20,045,237
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	20,045,237
Investment, Identifier [Axis]: Legal&GeneralACWIEXUSDCMember
Investments	21,355,829	18,653,465
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	21,355,829	18,653,465
Investment, Identifier [Axis]: Legal&GeneralS&P500DCMember
Investments	136,483,182	133,842,262
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	136,483,182	133,842,262
Investment, Identifier [Axis]: StatStRealAssetNLCLCMember
Investments	2,781,245
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,781,245
Investment, Identifier [Axis]: StateStRusselSmall/MidIDXSLCLMember
Investments	40,851,850	39,363,078
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	40,851,850	39,363,078
Investment, Identifier [Axis]: VanguardRMTSavingsTrustMember
Investments	24,451,648	24,486,546
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	24,451,648	24,486,546
Investment, Identifier [Axis]: VanguardTgtRmt2020-2070InvFundMember
Investments	221,819,889	194,557,835
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	221,819,889	194,557,835
Investment, Identifier [Axis]: VanguardTgtRmtINCMFundMember
Investments		5,050,346
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 5,050,346
Investment, Identifier [Axis]: VanguardTgtRmtINCMTrustFundMember
Investments	5,161,402
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 5,161,402